RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－ 17 RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

	Year ended December 31,
Nature of transactions	2023	2024
	S$’000	S$’000
Ten-League Corporations Pte. Ltd.(1)
- Management fee charged	2,471	1,358
- Purchase of plant and equipment	884	10
- Purchase of spare parts	708	877
- Purchase of motor vehicles	88	-
-Expenses paid on behalf	-	3
-Services rendered	-	2
- Lease payments in respect of:
Plant and equipment	131	-
Factory premises	480	1,096

Ten-League Green Energy Pte. Ltd.(2)
- Subcontract costs	373	203

These related parties are controlled by the common shareholders of the Company.

(1)	- Ultimate holding company
(2)	- 75% held by Ten-League Corporations Pte Ltd

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.